Related Party Transactions (Tables)	12 Months Ended
Dec. 31, 2020
Related Party Transactions [Abstract]
Schedule of related party

Name of entity or individual	Relationships with the Group
NetEase Group	Control or under common control

Schedule of related party transactions
(a) Transactions with related parties

	For the year ended December 31,
	2018	2019	2020
	RMB	RMB	RMB
Services and products provided to NetEase Group
Learning services provided to NetEase Group	10,485	2,913	5,826
Learning products provided to NetEase Group	—	11,418	7,607
Online marketing services provided to NetEase Group	16,763	23,249	15,860
Services and products purchased from NetEase Group
Services purchased from NetEase Group	67,094	71,631	172,437
Fixed assets and inventories purchased from NetEase Group	6,647	18,222	2,198
Loan related transactions
Interest expenses on short-term loans from NetEase Group	31,851	30,232	31,215
Equity related transactions
Deemed contribution related to acquisition of businesses under common control (Note 1)	44,024	69,603	—
Deemed contribution from NetEase Group related to issuance of preferred shares (Note 13)	4,722	—	—
Deemed distribution to NetEase	—	—	2,060
Share-based compensation under NetEase Plan	6,176	4,356	2,682
Other transactions
Disposal of Youdao Cloudnote business to NetEase Group	—	—	670

Schedule of related party balances
(b) Balances with related parties

	As of December 31,
	2019	2020
	RMB	RMB
Amounts due from NetEase Group	14,930	4,081
Amounts due to NetEase Group	48,126	67,230
Short-term loans from NetEase Group	878,000	878,000